Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

TSF-QTLY-0420
1.9887486.101

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.5%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	337,301	$11,879,741
GCI Liberty, Inc. (a)	250,300	17,298,233
Verizon Communications, Inc.	2,178,287	117,976,024
		147,153,998
Entertainment - 0.9%
Activision Blizzard, Inc.	1,259,100	73,191,483
DouYu International Holdings Ltd. ADR	699,650	5,436,281
Electronic Arts, Inc. (a)	415,500	42,119,235
Lions Gate Entertainment Corp. Class B (a)	918,800	6,799,120
Netflix, Inc. (a)	71,700	26,459,451
Nihon Falcom Corp.	5,000	47,654
Spotify Technology SA (a)	19,600	2,687,552
Take-Two Interactive Software, Inc. (a)	51,298	5,513,509
The Walt Disney Co.	424,063	49,891,012
Vivendi SA	848,600	21,681,108
World Wrestling Entertainment, Inc. Class A (b)	290,900	13,605,393
		247,431,798
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (a)	115,800	155,085,150
Class C (a)	46,800	62,680,644
Eventbrite, Inc. (a)	10,900	159,249
Facebook, Inc. Class A (a)	550,400	105,935,488
Wise Talent Information Technology Co. Ltd. (a)(b)	909,874	2,241,126
Yahoo! Japan Corp.	4,350,000	15,849,713
YY, Inc. ADR (a)	8,900	480,333
		342,431,703
Media - 1.2%
AMC Networks, Inc. Class A (a)	9,100	282,100
Cable One, Inc.	7,000	11,011,140
Comcast Corp. Class A	5,694,010	230,208,824
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	299,224
Discovery Communications, Inc. Class A (a)(b)	550,000	14,135,000
F@N Communications, Inc.	26,900	109,984
Fox Corp. Class A	351,133	10,793,828
Hyundai HCN	461,413	1,241,081
Interpublic Group of Companies, Inc.	1,349,100	28,816,776
Liberty Broadband Corp. Class C (a)	153,800	19,361,882
Liberty Global PLC Class C (a)	514,700	9,568,273
Liberty Media Corp. Liberty Formula One Group Series C (a)	152,300	5,948,838
Nexstar Broadcasting Group, Inc. Class A	125,200	14,395,496
Nippon Television Network Corp.	59,800	722,967
Pico Far East Holdings Ltd.	1,000,000	251,443
ViacomCBS, Inc.:
Class A	99,096	2,972,880
Class B	241,725	5,948,852
WOWOW INC.	73,700	1,654,253
		357,722,841
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	28,300	1,021,959
T-Mobile U.S., Inc. (a)	343,400	30,960,944
		31,982,903

TOTAL COMMUNICATION SERVICES		1,126,723,243

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
Adient PLC (a)	100,000	2,393,000
Aptiv PLC	143,800	11,232,218
BorgWarner, Inc.	529,500	16,732,200
Cooper Tire & Rubber Co.	175,000	4,460,750
Cooper-Standard Holding, Inc. (a)	5,000	86,400
DaikyoNishikawa Corp.	27,200	152,820
DTR Automotive Corp.	11,829	273,350
Eagle Industry Co. Ltd.	67,200	510,261
G-Tekt Corp.	455,000	5,496,616
Gentex Corp.	47,200	1,260,240
Hi-Lex Corp.	85,000	1,287,688
Hyundai Mobis	86,687	15,159,361
IJT Technology Holdings Co. Ltd.	276,000	1,325,496
Lear Corp.	208,100	23,140,720
Linamar Corp.	10,000	275,061
Strattec Security Corp.	11,700	244,647
TPR Co. Ltd.	173,000	2,413,916
		86,444,744
Automobiles - 0.1%
Audi AG	4,727	4,258,504
Fiat Chrysler Automobiles NV (b)	50,100	623,244
Fiat Chrysler Automobiles NV (Italy)	101,500	1,278,964
General Motors Co.	718,400	21,911,200
Renault SA	28,800	856,062
		28,927,974
Distributors - 0.0%
Arata Corp.	5,000	191,452
Harima-Kyowa Co. Ltd. (b)	24,100	330,911
Yagi & Co. Ltd.	50,800	745,092
		1,267,455
Diversified Consumer Services - 0.2%
Afya Ltd.	208,069	4,947,881
Heian Ceremony Service Co. Ltd.	128,400	1,010,677
MegaStudy Co. Ltd.	79,794	767,467
Multicampus Co. Ltd.	28,028	840,238
Service Corp. International	623,809	29,811,832
ServiceMaster Global Holdings, Inc. (a)	452,200	16,175,194
		53,553,289
Hotels, Restaurants & Leisure - 0.3%
Eldorado Resorts, Inc. (a)(b)	185,561	9,311,451
McDonald's Corp.	292,800	56,852,976
Royal Caribbean Cruises Ltd.	202,900	16,315,189
The Restaurant Group PLC	1,000,000	1,384,296
Wendy's Co.	457,350	8,634,768
		92,498,680
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	19,647	1,583,723
FJ Next Co. Ltd.	309,600	2,672,331
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	398,613	3,375,008
Iida Group Holdings Co. Ltd.	58,300	788,612
Lennar Corp. Class A	244,400	14,747,096
Mohawk Industries, Inc. (a)	56,800	6,881,320
Toll Brothers, Inc.	482,885	17,881,232
Whirlpool Corp.	20,000	2,557,200
		50,486,522
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	70,600	132,992,750
eBay, Inc.	482,400	16,710,336
Etsy, Inc. (a)	283,400	16,383,354
Expedia, Inc.	122,200	12,051,364
GrubHub, Inc. (a)	55,090	2,650,380
Hyundai Home Shopping Network Corp.	4,861	300,357
Mercari, Inc. (a)(b)	10,000	226,497
NS Shopping Co. Ltd.	21,105	129,176
The Booking Holdings, Inc. (a)	40,070	67,945,096
		249,389,310
Leisure Products - 0.1%
Brunswick Corp.	461,392	24,546,054
Hasbro, Inc.	202,600	15,650,850
		40,196,904
Multiline Retail - 0.2%
Big Lots, Inc.	1,000	15,810
Dollar General Corp.	248,800	37,394,640
Dollar Tree, Inc. (a)	247,300	20,533,319
Macy's, Inc.	40,000	529,200
Ryohin Keikaku Co. Ltd.	1,000	13,703
		58,486,672
Specialty Retail - 1.0%
Arc Land Sakamoto Co. Ltd.	30,000	304,283
AT-Group Co. Ltd.	128,800	1,858,083
AutoNation, Inc. (a)	100,000	4,273,000
Bed Bath & Beyond, Inc. (b)	306,300	3,311,103
Best Buy Co., Inc.	218,400	16,521,960
Burlington Stores, Inc. (a)	152,645	33,011,008
Dunelm Group PLC	231,500	3,304,832
Five Below, Inc. (a)	142,400	13,805,680
Foot Locker, Inc.	25,000	906,250
Gap, Inc.	5,000	71,650
GNC Holdings, Inc. Class A (a)(b)	680,400	1,143,072
Hibbett Sports, Inc. (a)(b)	70,200	1,370,304
Hour Glass Ltd.	1,125,400	585,767
JB Hi-Fi Ltd. (b)	63,375	1,518,899
John David Group PLC	877,200	8,391,464
Ku Holdings Co. Ltd.	47,500	333,372
Lookers PLC	828,728	479,354
Lowe's Companies, Inc.	509,480	54,295,284
Mandarake, Inc. (b)	15,700	74,963
Sally Beauty Holdings, Inc. (a)	1,075,000	13,373,000
Samse SA	2,200	357,582
The Home Depot, Inc.	269,100	58,620,744
TJX Companies, Inc.	628,782	37,601,164
Tokatsu Holdings Co. Ltd.	18,700	70,216
Ulta Beauty, Inc. (a)	74,800	19,230,332
Urban Outfitters, Inc. (a)	100,000	2,351,000
Williams-Sonoma, Inc.	130,000	8,110,700
		285,275,066
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	59,500	1,536,290
Columbia Sportswear Co.	368,800	29,983,440
Embry Holdings Ltd.	280,000	47,056
Ff Group (a)(c)	2,700	3,577
Fossil Group, Inc. (a)	20,800	95,472
G-III Apparel Group Ltd. (a)	5,000	111,800
Levi Strauss & Co. Class A (b)	1,093,400	18,576,866
NIKE, Inc. Class B	343,700	30,719,906
PVH Corp.	290,900	21,558,599
Sitoy Group Holdings Ltd.	2,613,000	234,650
Tapestry, Inc.	635,300	14,897,785
Ted Baker PLC (b)	59,126	221,241
Wolverine World Wide, Inc.	1,000	26,290
		118,012,972

TOTAL CONSUMER DISCRETIONARY		1,064,539,588

CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	20,400	7,564,116
Britvic PLC	499,246	5,528,545
C&C Group PLC (United Kingdom)	4,105,600	17,352,233
Constellation Brands, Inc. Class A (sub. vtg.)	140,800	24,271,104
Diageo PLC sponsored ADR	10,600	1,504,246
Monster Beverage Corp. (a)	342,700	21,387,907
PepsiCo, Inc.	186,000	24,557,580
The Coca-Cola Co.	612,060	32,739,089
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,234,169
		136,138,989
Food & Staples Retailing - 0.8%
Amsterdam Commodities NV	34,400	745,979
Halows Co. Ltd.	21,800	500,636
Kroger Co.	733,200	20,624,916
Nihon Chouzai Co. Ltd.	6,700	222,070
OM2 Network Co. Ltd.	60,000	601,891
Qol Holdings Co. Ltd.	50,800	584,958
Retail Partners Co. Ltd.	130,700	838,535
Sapporo Clinical Laboratory	8,200	138,365
Satoh & Co. Ltd. (b)	12,300	175,388
Sysco Corp.	436,900	29,119,385
U.S. Foods Holding Corp. (a)	967,800	32,556,792
Walgreens Boots Alliance, Inc.	424,800	19,438,848
Walmart, Inc.	1,240,400	133,566,272
		239,114,035
Food Products - 0.6%
Axyz Co. Ltd.	10,000	213,796
Changshouhua Food Co. Ltd.	2,144,000	728,877
Conagra Brands, Inc.	787,300	21,013,037
Danone SA	331,300	23,382,662
Ingredion, Inc.	25,000	2,082,500
JC Comsa Corp.	26,800	101,873
Kaneko Seeds Co. Ltd.	75,300	802,148
Lotte Samkang Co. Ltd.	1,057	291,787
Mondelez International, Inc.	644,600	34,034,880
Nestle SA sponsored ADR	171,900	17,690,229
Pickles Corp.	27,500	540,515
Post Holdings, Inc. (a)	287,477	29,109,921
Prima Meat Packers Ltd.	14,600	300,771
S Foods, Inc.	26,000	540,200
Seaboard Corp.	577	1,970,455
Toyo Sugar Refining Co. Ltd.	39,400	415,333
TreeHouse Foods, Inc. (a)	312,400	11,905,564
Tyson Foods, Inc. Class A	313,300	21,251,139
		166,375,687
Household Products - 0.4%
Colgate-Palmolive Co.	36,000	2,432,520
Procter & Gamble Co. (d)	867,198	98,192,830
		100,625,350
Personal Products - 0.1%
Hengan International Group Co. Ltd.	202,500	1,502,838
Herbalife Nutrition Ltd. (a)	452,882	14,655,262
Unilever NV	73,100	3,859,481
Unilever NV (NY Reg.)	253,800	13,390,488
		33,408,069
Tobacco - 0.8%
Altria Group, Inc.	3,738,140	150,908,712
British American Tobacco PLC sponsored ADR	474,014	18,865,757
KT&G Corp.	20,099	1,417,638
Philip Morris International, Inc.	645,700	52,863,459
Scandinavian Tobacco Group A/S (e)	32,565	418,517
		224,474,083

TOTAL CONSUMER STAPLES		900,136,213

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	195,800	3,150,422
Carbo Ceramics, Inc. (a)(b)	159,200	29,452
CGG SA (a)	277,900	772,646
Geospace Technologies Corp. (a)	39,300	484,569
High Arctic Energy Services, Inc.	362,600	372,798
Liberty Oilfield Services, Inc. Class A	124,500	832,905
National Oilwell Varco, Inc.	66,500	1,244,215
Oceaneering International, Inc. (a)	228,108	2,404,258
RigNet, Inc. (a)	73,000	256,960
SBM Offshore NV	83,800	1,326,501
Schlumberger Ltd.	129,400	3,505,446
Subsea 7 SA	346,600	3,149,426
TechnipFMC PLC	82,300	1,221,332
Tecnicas Reunidas SA (a)	37,400	845,652
TGS Nopec Geophysical Co. ASA	20,500	478,346
Valaris PLC Class A (b)	319,125	1,177,571
		21,252,499
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp. (a)(b)	623,800	576,280
Apache Corp.	86,000	2,143,120
Baytex Energy Corp. (a)	1,949,600	1,801,083
Bonavista Energy Corp. (b)	877,200	215,665
Bonterra Energy Corp. (b)	218,300	390,330
BP PLC sponsored ADR	776,500	24,296,685
Cabot Oil & Gas Corp.	1,586,100	22,094,373
Cairn Energy PLC (a)	462,800	841,365
Canadian Natural Resources Ltd.	154,200	3,969,164
Cenovus Energy, Inc. (Canada)	2,477,286	18,216,288
Cheniere Energy, Inc. (a)	75,100	3,851,879
Chevron Corp.	762,500	71,171,750
China Petroleum & Chemical Corp.:
(H Shares)	23,000,000	11,903,812
sponsored ADR (H Shares)	9,000	463,860
CNOOC Ltd. sponsored ADR	16,400	2,268,612
CNX Resources Corp. (a)	124,400	660,564
Concho Resources, Inc.	25,400	1,727,708
ConocoPhillips Co.	123,600	5,984,712
Delek U.S. Holdings, Inc.	292,028	6,243,559
Enbridge, Inc.	61,400	2,298,202
Enterprise Products Partners LP	100,000	2,334,000
EQT Corp.	250,000	1,467,500
Equinor ASA sponsored ADR (b)	2,009,291	31,244,475
Exxon Mobil Corp.	3,204,945	164,862,371
Galp Energia SGPS SA Class B	263,800	3,638,909
GasLog Partners LP (b)	233,173	883,726
Gibson Energy, Inc.	51,700	986,816
Golar LNG Partners LP	846,367	3,597,060
Hess Corp.	806,500	45,309,170
Hoegh LNG Partners LP (b)	258,300	3,228,750
Husky Energy, Inc.	990,500	4,715,437
Imperial Oil Ltd.	118,600	2,596,874
Lundin Petroleum AB	55,900	1,595,850
Magnolia Oil & Gas Corp. Class A (a)(b)	1,653,600	12,418,536
Marathon Oil Corp.	103,400	856,152
Marathon Petroleum Corp.	38,000	1,801,960
MEG Energy Corp. (a)	1,039,825	4,787,572
Motor Oil (HELLAS) Corinth Refineries SA	99,400	1,641,430
Murphy Oil Corp.	419,800	7,913,230
Noble Energy, Inc.	35,201	557,232
Northern Oil & Gas, Inc. (a)	3,366,900	4,882,005
NuVista Energy Ltd. (a)	5,000	7,376
Oil & Natural Gas Corp. Ltd.	1,000,000	1,267,594
Parex Resources, Inc. (a)	854,500	11,688,300
Parsley Energy, Inc. Class A	1,002,480	13,433,232
Phillips 66 Co.	110,800	8,294,488
Pioneer Natural Resources Co.	34,500	4,235,910
QEP Resources, Inc.	35,700	80,325
Seven Generations Energy Ltd. (a)	5,000	20,562
Shell Midstream Partners LP (b)	106,813	1,827,570
Sinopec Kantons Holdings Ltd.	4,288,000	1,732,803
Southwestern Energy Co. (a)(b)	3,029,684	4,302,151
Star Petroleum Refining PCL	2,244,600	562,039
Suncor Energy, Inc.	818,200	22,582,320
Teekay LNG Partners LP	705,800	8,871,906
Thai Oil PCL (For. Reg.)	396,400	543,401
Total SA sponsored ADR	1,232,200	53,157,108
Valero Energy Corp.	111,100	7,360,375
Whiting Petroleum Corp. (a)(b)	23,300	43,105
World Fuel Services Corp.	42,900	1,213,212
		623,661,843

TOTAL ENERGY		644,914,342

FINANCIALS - 7.1%
Banks - 3.3%
Bank of America Corp.	5,459,209	155,587,457
BankUnited, Inc.	556,881	16,539,366
Boston Private Financial Holdings, Inc.	905,919	8,837,240
Citigroup, Inc.	816,170	51,794,148
Credit Agricole Atlantique Vendee	6,600	1,276,662
East West Bancorp, Inc.	5,000	193,700
EFG Eurobank Ergasias SA (a)	4,888,400	3,114,821
First Citizens Bancshares, Inc.	15,893	7,204,456
First Foundation, Inc.	650,873	9,421,387
First Horizon National Corp.	1,170,470	15,602,365
FNB Corp., Pennsylvania	2,145,655	21,649,659
Gunma Bank Ltd.	396,600	1,198,698
Hiroshima Bank Ltd.	65,700	286,288
Huntington Bancshares, Inc.	1,908,000	23,411,160
IBERIABANK Corp.	198,700	11,959,753
JPMorgan Chase & Co.	496,471	57,645,248
KeyCorp	674,195	11,023,088
M&T Bank Corp.	264,500	37,130,510
NIBC Holding NV (e)	590,026	6,264,477
Northrim Bancorp, Inc.	5,000	174,750
Ogaki Kyoritsu Bank Ltd.	43,500	816,684
PNC Financial Services Group, Inc.	680,511	86,016,590
Shinsei Bank Ltd.	69,900	931,266
Signature Bank	61,800	7,731,180
Skandiabanken ASA (e)	98,800	675,433
Societe Generale Series A	158,600	4,494,192
Sumitomo Mitsui Financial Group, Inc.	500,000	15,864,906
Synovus Financial Corp.	98,900	2,870,078
TCF Financial Corp.	602,400	21,951,456
The Keiyo Bank Ltd.	125,700	593,188
The San-In Godo Bank Ltd.	120,400	609,479
Truist Financial Corp.	1,051,145	48,499,830
U.S. Bancorp	1,723,127	80,022,018
Unicaja Banco SA (e)	1,549,300	1,434,395
United Community Bank, Inc.	617,299	15,290,496
Van Lanschot NV (Bearer)	5,800	118,997
Wells Fargo & Co.	5,146,513	210,235,056
Yamaguchi Financial Group, Inc.	108,200	576,813
		939,047,290
Capital Markets - 0.8%
Affiliated Managers Group, Inc.	176,200	13,253,764
Apollo Global Management LLC Class A	61,700	2,570,422
Ares Capital Corp.	34,629	595,273
Bank of New York Mellon Corp.	154,100	6,148,590
BlackRock, Inc. Class A	34,000	15,742,340
Cboe Global Markets, Inc.	165,500	18,867,000
Charles Schwab Corp.	167,065	6,807,899
Cowen Group, Inc. Class A	315,800	4,727,526
E*TRADE Financial Corp.	120,700	5,525,646
Goldman Sachs Group, Inc.	134,200	26,943,334
Intercontinental Exchange, Inc.	176,300	15,729,486
Invesco Ltd.	756,100	10,887,840
Lazard Ltd. Class A	202,608	7,257,419
Morgan Stanley	546,730	24,619,252
Morningstar, Inc.	71,000	10,429,900
State Street Corp.	885,546	60,314,538
Virtu Financial, Inc. Class A	421,600	7,930,296
		238,350,525
Consumer Finance - 0.8%
360 Finance, Inc. ADR (a)(b)	301,530	2,520,791
Aeon Credit Service (Asia) Co. Ltd.	3,340,000	2,566,594
Ally Financial, Inc.	217,800	5,460,246
American Express Co.	153,000	16,819,290
Capital One Financial Corp.	918,300	81,049,158
Discover Financial Services	636,000	41,708,880
First Cash Financial Services, Inc.	284,410	21,876,817
Navient Corp.	78,400	880,432
OneMain Holdings, Inc.	602,859	22,155,068
Qudian, Inc. ADR (a)(b)	162,484	425,708
Santander Consumer U.S.A. Holdings, Inc. (b)	157,000	3,830,800
Shriram Transport Finance Co. Ltd.	189,400	3,123,550
SLM Corp.	1,102,400	11,431,888
Synchrony Financial	665,468	19,365,119
		233,214,341
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	650,000	13,910,000
Berkshire Hathaway, Inc.:
Class A (a)	2	618,192
Class B (a)	652,800	134,698,752
Fuyo General Lease Co. Ltd.	78,100	4,409,688
Ricoh Leasing Co. Ltd.	96,500	3,323,730
Voya Financial, Inc.	460,510	24,241,246
		181,201,608
Insurance - 1.3%
AFLAC, Inc.	244,200	10,463,970
Allstate Corp.	182,200	19,176,550
American International Group, Inc.	366,071	15,433,553
ASR Nederland NV	78,300	2,634,967
Assurant, Inc.	192,830	23,253,370
Axis Capital Holdings Ltd.	377,400	21,179,688
Brown & Brown, Inc.	606,082	26,067,587
Chubb Ltd.	274,800	39,854,244
Db Insurance Co. Ltd.	139,982	5,047,400
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,000	4,307,767
FNF Group	385,100	14,926,476
Genworth Financial, Inc. Class A	289,400	1,128,660
Hartford Financial Services Group, Inc.	170,700	8,526,465
Hyundai Fire & Marine Insurance Co. Ltd.	180,042	3,388,363
Lincoln National Corp.	33,100	1,502,409
Marsh & McLennan Companies, Inc.	287,200	30,029,632
MetLife, Inc.	1,230,374	52,561,577
NN Group NV	134,103	4,583,398
Prudential Financial, Inc.	56,800	4,285,560
Reinsurance Group of America, Inc.	53,180	6,489,555
Sul America SA unit	10,000	120,888
The Travelers Companies, Inc.	517,900	62,049,599
Willis Group Holdings PLC	88,500	16,748,625
		373,760,303
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	438,600	7,473,744
MFA Financial, Inc.	1,735,700	12,549,111
Redwood Trust, Inc.	1,166,800	19,928,944
		39,951,799
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	159,600	944,046
Essent Group Ltd.	576,630	25,164,133
Genworth Mortgage Insurance Ltd.	232,786	488,308
MGIC Investment Corp.	806,200	9,698,586
		36,295,073

TOTAL FINANCIALS		2,041,820,939

HEALTH CARE - 7.2%
Biotechnology - 1.5%
AbbVie, Inc.	452,300	38,766,633
Acceleron Pharma, Inc. (a)	80,000	6,874,400
Alexion Pharmaceuticals, Inc. (a)	217,700	20,470,331
Alnylam Pharmaceuticals, Inc. (a)	55,000	6,471,300
Amgen, Inc.	423,600	84,605,628
Arcutis Biotherapeutics, Inc. (a)	100,000	2,657,500
Argenx SE ADR (a)	55,500	7,846,590
Ascendis Pharma A/S sponsored ADR (a)	70,000	9,126,600
Aurinia Pharmaceuticals, Inc. (a)	759,200	13,286,000
BeiGene Ltd. ADR (a)(b)	20,000	3,167,000
BELLUS Health, Inc. (a)	260,000	2,280,200
Biogen, Inc. (a)	50,000	15,419,500
bluebird bio, Inc. (a)	9,862	713,318
Blueprint Medicines Corp. (a)	383,598	20,764,160
Cell Biotech Co. Ltd.	46,872	581,577
FibroGen, Inc. (a)	100,000	4,180,000
Gilead Sciences, Inc.	168,700	11,701,032
Global Blood Therapeutics, Inc. (a)	351,130	22,458,275
Innovent Biolgics, Inc. (a)(e)	700,000	3,196,921
Intercept Pharmaceuticals, Inc. (a)(b)	89,700	8,247,018
Neurocrine Biosciences, Inc. (a)	256,968	24,334,870
Passage Bio, Inc. (a)	84,700	1,524,600
Principia Biopharma, Inc. (a)	80,000	5,164,800
Regeneron Pharmaceuticals, Inc. (a)	22,800	10,136,196
Revolution Medicines, Inc.	70,000	2,188,900
Sarepta Therapeutics, Inc. (a)	263,892	30,207,717
Seattle Genetics, Inc. (a)	143,500	16,338,910
Turning Point Therapeutics, Inc.	54,000	2,676,780
Twist Bioscience Corp. (a)	70,000	2,143,400
United Therapeutics Corp. (a)	51,200	5,271,552
Vertex Pharmaceuticals, Inc. (a)	120,000	26,883,600
Xencor, Inc. (a)	90,000	2,924,100
Zymeworks, Inc. (a)	110,000	4,502,300
		417,111,708
Health Care Equipment & Supplies - 1.0%
A&T Corp.	21,000	265,956
Atricure, Inc. (a)	88,000	3,380,960
Becton, Dickinson & Co.	137,900	32,795,378
Boston Scientific Corp. (a)	1,697,921	63,485,266
Danaher Corp.	69,000	9,976,020
Dentsply Sirona, Inc.	420,000	20,680,800
Fukuda Denshi Co. Ltd.	59,550	3,726,706
Genmark Diagnostics, Inc. (a)	458,522	1,600,242
Glaukos Corp. (a)(b)	289,200	12,719,016
Hologic, Inc. (a)	524,600	24,719,152
Insulet Corp. (a)	82,000	15,577,540
Intuitive Surgical, Inc. (a)	45,000	24,028,200
Masimo Corp. (a)	54,000	8,819,820
Medtronic PLC	90,100	9,070,367
Meridian Bioscience, Inc.	1,000	7,990
Nanosonics Ltd. (a)	600,000	2,618,829
Penumbra, Inc. (a)	70,000	11,610,200
STERIS PLC	179,649	28,495,924
Stryker Corp.	80,000	15,247,200
ViewRay, Inc. (a)(b)	2,099,416	6,025,324
		294,850,890
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)(b)	140,000	3,026,800
Anthem, Inc.	303,478	78,021,159
Centene Corp. (a)	1,317,700	69,864,454
Cigna Corp.	703,877	128,767,258
CVS Health Corp.	1,361,712	80,586,116
HCA Holdings, Inc.	120,000	15,241,200
HealthEquity, Inc. (a)	69,000	4,898,310
Humana, Inc.	126,700	40,503,456
Laboratory Corp. of America Holdings (a)	55,000	9,662,950
McKesson Corp.	195,490	27,341,231
MEDNAX, Inc. (a)	70,000	1,196,300
Molina Healthcare, Inc. (a)	48,000	5,882,400
Patterson Companies, Inc.	49,100	1,168,089
Quest Diagnostics, Inc.	3,700	392,422
R1 RCM, Inc. (a)	902,700	11,085,156
RadNet, Inc. (a)	819,500	16,742,385
Tokai Corp.	107,400	2,318,072
UnitedHealth Group, Inc.	665,600	169,701,376
Universal Health Services, Inc. Class B	40,000	4,949,600
		671,348,734
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	28,000	2,231,600
Accelerate Diagnostics, Inc. (a)(b)	673,100	8,622,411
Bio-Rad Laboratories, Inc. Class A (a)	58,816	20,704,408
Bruker Corp.	622,900	27,133,524
ICON PLC (a)	4,400	686,664
Lonza Group AG	16,000	6,384,604
		65,763,211
Pharmaceuticals - 2.2%
Allergan PLC	233,700	44,559,579
AstraZeneca PLC (United Kingdom)	390,000	34,228,324
Bayer AG	563,682	40,994,366
Bristol-Myers Squibb Co.	2,524,100	149,073,346
Bristol-Myers Squibb Co. rights (a)	727,000	2,435,450
Dawnrays Pharmaceutical Holdings Ltd.	6,848,000	1,159,636
Dechra Pharmaceuticals PLC	100,000	3,433,742
Eli Lilly & Co.	270,000	34,055,100
Genomma Lab Internacional SA de CV (a)	1,700,000	1,720,469
GlaxoSmithKline PLC sponsored ADR	1,060,258	42,972,257
Johnson & Johnson	714,585	96,097,391
Korea United Pharm, Inc.	37,112	488,291
Mylan NV (a)	25,000	429,750
MyoKardia, Inc. (a)	56,000	3,549,840
Nektar Therapeutics (a)	160,000	3,329,600
Nippon Chemiphar Co. Ltd.	10,400	222,058
Reata Pharmaceuticals, Inc. (a)	86,100	16,767,975
Recordati SpA	70,000	2,993,730
Roche Holding AG (participation certificate)	266,866	85,806,429
Sanofi SA	200,000	18,653,164
Sanofi SA sponsored ADR	738,200	34,141,750
Taro Pharmaceutical Industries Ltd.(a)(b)	9,500	639,635
Theravance Biopharma, Inc. (a)	146,934	3,577,843
		621,329,725

TOTAL HEALTH CARE		2,070,404,268

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	242,323	38,696,560
HEICO Corp. Class A	331,546	29,285,458
Huntington Ingalls Industries, Inc.	134,800	27,705,444
Lockheed Martin Corp.	167,600	61,990,212
Teledyne Technologies, Inc. (a)	51,900	17,506,908
The Boeing Co.	157,700	43,384,847
United Technologies Corp.	592,469	77,370,527
Vectrus, Inc. (a)	5,000	260,450
		296,200,406
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	189,300	13,330,506
FedEx Corp.	99,330	14,022,416
Onelogix Group Ltd.	488,862	76,882
United Parcel Service, Inc. Class B (d)	466,206	42,186,981
		69,616,785
Airlines - 0.1%
Alaska Air Group, Inc.	608,900	30,725,094
Delta Air Lines, Inc.	88,000	4,059,440
Hawaiian Holdings, Inc.	2,000	41,760
		34,826,294
Building Products - 0.3%
Apogee Enterprises, Inc.	5,000	150,950
Fortune Brands Home & Security, Inc.	913,429	56,404,241
KVK Corp.	5,500	69,094
Nihon Dengi Co. Ltd.	88,000	2,716,855
Owens Corning	260,600	14,721,294
		74,062,434
Commercial Services & Supplies - 0.0%
Nippon Kanzai Co. Ltd.	26,600	439,716
VSE Corp.	1,000	29,450
		469,166
Construction & Engineering - 0.0%
Arcadis NV	50,193	1,139,807
Boustead Projs. Pte Ltd.	1,846,700	1,193,216
Joban Kaihatsu Co. Ltd.	1,400	71,648
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	93,566
Meisei Industrial Co. Ltd.	360,100	2,383,751
Raiznext Corp.	381,700	4,306,776
Seikitokyu Kogyo Co. Ltd.	64,600	485,129
Watanabe Sato Co. Ltd.	4,100	75,074
		9,748,967
Electrical Equipment - 0.5%
Acuity Brands, Inc.	139,300	14,328,398
Aichi Electric Co. Ltd. (b)	58,100	1,459,772
AMETEK, Inc.	482,200	41,469,200
Eaton Corp. PLC	14,200	1,288,224
Emerson Electric Co.	694,100	44,498,751
Gerard Perrier Industrie SA	5,000	347,707
Iwabuchi Corp.	1,600	94,196
Regal Beloit Corp.	31,300	2,430,132
Sunrun, Inc. (a)	176,500	3,413,510
Terasaki Electric Co. Ltd.	33,600	310,580
Vertiv Holdings LLC (f)	600,000	7,074,000
Vestas Wind Systems A/S	168,100	16,218,346
Vivint Solar, Inc. (a)(b)	1,961,563	22,047,968
		154,980,784
Industrial Conglomerates - 0.8%
3M Co.	40,700	6,074,068
Carlisle Companies, Inc.	200,220	29,089,964
General Electric Co.	17,304,908	188,277,399
Mytilineos SA	202,900	1,544,396
Reunert Ltd.	56,900	206,876
		225,192,703
Machinery - 0.8%
Conrad Industries, Inc. (a)	5,400	59,940
Crane Co.	1,000	67,950
Cummins, Inc.	5,900	892,611
Flowserve Corp.	513,727	20,646,688
Fortive Corp.	697,100	48,211,436
Fukushima Industries Corp.	4,100	131,902
Gardner Denver Holdings, Inc.	641,800	21,044,622
Haitian International Holdings Ltd.	1,150,000	2,254,266
Hy-Lok Corp.	14,316	169,285
IDEX Corp.	205,427	30,403,196
Koike Sanso Kogyo Co. Ltd.	2,200	43,853
Nakanishi Manufacturing Co. Ltd.	20,000	173,002
Nansin Co. Ltd.	32,900	157,088
Oshkosh Corp.	196,400	14,170,260
Sakura Rubber Co. Ltd.	17,500	902,095
The Hanshin Diesel Works Ltd.	4,500	84,234
Trane Technologies PLC	647,500	83,553,400
Westinghouse Air Brake Co.	27,662	1,900,379
Yamada Corp.	19,700	472,683
		225,338,890
Marine - 0.0%
Japan Transcity Corp.	237,400	946,431
Professional Services - 0.1%
ABIST Co. Ltd.	24,400	484,561
Bertrandt AG	15,400	722,330
Career Design Center Co. Ltd.	22,100	204,076
McMillan Shakespeare Ltd.	46,017	324,659
RELX PLC (London Stock Exchange)	657,214	15,901,184
SHL-JAPAN Ltd.	29,000	514,343
		18,151,153
Road & Rail - 0.7%
Autohellas SA	51,600	375,339
CSX Corp.	623,900	43,953,755
Daqin Railway Co. Ltd. (A Shares)	2,500,041	2,531,524
Landstar System, Inc.	221,520	22,366,874
Lyft, Inc. (b)	506,800	19,319,216
Meitetsu Transport Co. Ltd.	5,000	105,693
NANSO Transport Co. Ltd.	43,900	451,780
Nikkon Holdings Co. Ltd.	40,300	779,771
Old Dominion Freight Lines, Inc.	155,973	30,227,567
Schneider National, Inc. Class B	641,200	11,483,892
STEF-TFE Group	3,667	301,661
Tohbu Network Co. Ltd.	42,500	372,752
Uber Technologies, Inc.	953,635	32,299,617
Union Pacific Corp.	128,343	20,510,495
Utoc Corp.	121,800	540,907
		185,620,843
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	75,000	3,906,000
Canox Corp.	69,421	585,695
Daiichi Jitsugyo Co. Ltd.	5,900	182,426
Green Cross Co. Ltd.	81,100	567,685
HD Supply Holdings, Inc. (a)	826,480	31,422,770
Howden Joinery Group PLC	26,900	222,481
Itochu Corp.	1,620,000	36,970,425
Kamei Corp.	194,100	1,776,161
Mitani Shoji Co. Ltd.	47,900	2,589,069
Mitsubishi Corp.	201,900	5,035,333
MRC Global, Inc. (a)	639,610	5,564,607
MSC Industrial Direct Co., Inc. Class A	5,000	309,100
Narasaki Sangyo Co. Ltd.	9,600	154,689
Nishikawa Keisoku Co. Ltd.	5,800	225,848
Pla Matels Corp.	49,800	241,012
Shinsho Corp.	77,000	1,556,991
		91,310,292
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	169,800	1,227,925
Qingdao Port International Co. Ltd. (H Shares) (e)	3,809,000	2,482,325
		3,710,250

TOTAL INDUSTRIALS		1,390,175,398

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,176,700	46,985,631
CommScope Holding Co., Inc. (a)	248,500	2,735,985
Ericsson (B Shares) sponsored ADR	402,058	3,232,546
F5 Networks, Inc. (a)	35,000	4,198,250
Juniper Networks, Inc.	41,100	872,142
		58,024,554
Electronic Equipment & Components - 0.4%
Avnet, Inc.	460,300	14,122,004
Cognex Corp.	308,800	13,753,952
Daido Signal Co. Ltd.	98,300	477,556
Elematec Corp.	98,400	839,310
Flextronics International Ltd. (a)	1,594,589	17,715,884
HAGIAWARA ELECTRIC Co. Ltd.	15,000	315,548
II-VI, Inc. (a)	347,910	10,329,448
Insight Enterprises, Inc. (a)	5,000	275,450
Jabil, Inc.	212,867	6,822,387
Kingboard Chemical Holdings Ltd.	311,000	821,886
Makus, Inc.	587,111	1,694,069
New Cosmos Electric Co. Ltd.	6,200	103,582
PAX Global Technology Ltd.	4,204,000	2,087,169
Redington India Ltd.	139,664	211,694
Riken Kieki Co. Ltd.	46,800	862,151
ScanSource, Inc. (a)	28,100	798,883
TE Connectivity Ltd.	373,300	30,935,371
Trimble, Inc. (a)	577,100	22,783,908
		124,950,252
IT Services - 1.2%
Alliance Data Systems Corp.	70,100	6,020,188
Amdocs Ltd.	403,500	25,723,125
Avant Corp.	251,800	1,956,317
Cielo SA	346,800	531,224
Cognizant Technology Solutions Corp. Class A	425,600	25,931,808
Data Applications Co. Ltd.	5,000	66,151
DXC Technology Co.	153,972	3,712,265
E-Credible Co. Ltd.	78,916	1,182,892
Enea Data AB (a)	57,300	883,329
Fastly, Inc. Class A (b)	162,517	3,217,837
FDM Group Holdings PLC	5,000	55,243
Fidelity National Information Services, Inc.	271,291	37,904,779
Gartner, Inc. (a)	127,800	16,536,042
Genpact Ltd.	216,030	8,308,514
Global Payments, Inc.	47,234	8,689,639
GoDaddy, Inc. (a)	437,105	30,588,608
GreenSky, Inc. Class A (a)(b)	459,600	3,667,608
IBM Corp.	57,000	7,418,550
Korea Information & Communication Co. Ltd. (a)	18,423	106,623
MasterCard, Inc. Class A	43,500	12,625,875
MongoDB, Inc. Class A (a)	34,400	5,246,000
PayPal Holdings, Inc. (a)	279,125	30,142,709
Twilio, Inc. Class A (a)	367,342	41,377,403
Visa, Inc. Class A	291,557	52,993,400
WEX, Inc. (a)	97,900	18,330,796
		343,216,925
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	186,932	8,501,667
Applied Materials, Inc.	401,070	23,310,188
Lam Research Corp.	17,537	5,145,882
Marvell Technology Group Ltd.	1,179,581	25,125,075
Microchip Technology, Inc.	500	45,355
Micron Technology, Inc. (a)	861,353	45,272,714
Miraial Co. Ltd.	30,400	280,156
NVIDIA Corp.	133,851	36,149,140
NXP Semiconductors NV	333,291	37,891,854
ON Semiconductor Corp. (a)	402,609	7,512,684
Phison Electronics Corp.	44,000	472,655
Qualcomm, Inc.	917,643	71,851,447
Sanken Electric Co. Ltd.	65,800	1,559,898
Skyworks Solutions, Inc.	169,845	17,015,072
STMicroelectronics NV:
(France)	180,500	4,981,758
(NY Shares) unit (b)	155,884	4,271,222
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	141,500	7,618,360
Xilinx, Inc.	9,300	776,457
		297,781,584
Software - 3.1%
Adobe, Inc. (a)	93,401	32,234,553
Autodesk, Inc. (a)	410,458	78,348,223
Avaya Holdings Corp. (a)	47,800	619,488
Blackbaud, Inc.	252,900	17,146,620
Box, Inc. Class A (a)	1,031,200	17,272,600
Citrix Systems, Inc.	143,100	14,795,109
Cloudflare, Inc. (a)(b)	136,700	2,911,710
Cyient Ltd.	126,206	738,648
eBase Co. Ltd.	75,500	1,061,872
Elastic NV (a)	358,137	26,451,999
Encourage Technologies Co. Ltd.	5,000	34,211
Envestnet, Inc. (a)	100	7,548
HubSpot, Inc. (a)	160,795	28,854,663
Instructure, Inc. (a)	246,900	12,038,844
LivePerson, Inc. (a)	415,874	11,004,026
Micro Focus International PLC sponsored ADR	12,029	115,478
Microsoft Corp.	2,551,350	413,344,214
Nortonlifelock, Inc.	1,247,908	23,747,689
Nutanix, Inc. Class A (a)	35,800	853,472
Oracle Corp.	523,069	25,870,993
Parametric Technology Corp. (a)	260,700	19,695,885
Pluralsight, Inc. (a)	777,900	13,869,957
Proofpoint, Inc. (a)	163,220	17,407,413
RealPage, Inc. (a)	400,200	25,652,820
RingCentral, Inc. (a)	7,500	1,768,125
Salesforce.com, Inc. (a)	240,952	41,058,221
SAP SE sponsored ADR (b)	226,556	27,995,525
Sinosoft Tech Group Ltd.	4,769,000	997,238
SS&C Technologies Holdings, Inc.	68,639	3,809,465
System Research Co. Ltd.	14,200	214,856
Toho System Science Co. Ltd. (b)	11,200	82,448
Workday, Inc. Class A (a)	50,620	8,769,915
Workiva, Inc. (a)	23,300	995,842
Yext, Inc. (a)(b)	261,333	3,961,808
Zendesk, Inc. (a)	40,644	3,223,476
Zuora, Inc. (a)	16,600	219,784
		877,174,738
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	1,152,953	315,171,232
Dell Technologies, Inc. (a)	17,996	728,118
Elecom Co. Ltd.	44,100	1,484,174
HP, Inc.	697,100	14,492,709
NetApp, Inc.	1,000	46,720
Western Digital Corp.	431,984	24,001,031
Xerox Holdings Corp.	193,100	6,217,820
		362,141,804

TOTAL INFORMATION TECHNOLOGY		2,063,289,857

MATERIALS - 1.1%
Chemicals - 0.3%
Albemarle Corp. U.S. (b)	169,200	13,849,020
Amyris, Inc. (a)(b)	2,121,578	6,757,226
C. Uyemura & Co. Ltd.	62,700	3,935,463
Cabot Corp.	7,400	276,612
CF Industries Holdings, Inc.	444,010	16,366,209
DuPont de Nemours, Inc.	83,000	3,560,700
Innospec, Inc.	168,811	14,608,904
Isamu Paint Co. Ltd.	2,600	78,222
KPC Holdings Corp.	7,154	282,679
Livent Corp. (a)	813,919	7,268,297
NOF Corp.	18,300	587,887
PPG Industries, Inc.	42,200	4,407,790
Scientex Bhd	33,400	71,342
Sherwin-Williams Co.	13,800	7,131,150
Toho Acetylene Co. Ltd.	78,450	872,798
Yara International ASA	44,900	1,648,480
Yip's Chemical Holdings Ltd.	450,000	133,932
		81,836,711
Construction Materials - 0.1%
Kunimine Industries Co. Ltd.	5,000	47,840
Mitani Sekisan Co. Ltd.	14,700	485,866
Summit Materials, Inc. (a)	1,727,600	33,757,304
		34,291,010
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	607,830	42,852,015
Graphic Packaging Holding Co.	943,800	12,760,176
Mayr-Melnhof Karton AG	8,500	1,119,646
Packaging Corp. of America	5,000	453,100
Silgan Holdings, Inc.	16,200	463,806
		57,648,743
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit (b)	86,200	1,232,660
BHP Billiton Ltd. sponsored ADR (b)	225,200	9,753,412
Chubu Steel Plate Co. Ltd.	151,600	948,730
CI Resources Ltd.	136,202	88,729
CK-SAN-ETSU Co. Ltd.	32,800	887,054
Compania de Minas Buenaventura SA sponsored ADR	150,400	1,676,960
First Quantum Minerals Ltd.	1,474,300	10,895,926
Kaiser Aluminum Corp.	183,400	17,340,470
Labrador Iron Ore Royalty Corp.	4,700	68,211
Lundin Mining Corp.	2,398,700	12,241,457
Mount Gibson Iron Ltd.	3,793,094	1,704,998
Newmont Corp.	1,541,800	68,810,534
Pacific Metals Co. Ltd. (b)	52,000	942,518
Perenti Global Ltd.	2,027,719	1,783,293
Rio Tinto PLC sponsored ADR	49,000	2,299,570
Royal Gold, Inc.	188,700	18,203,889
Teck Resources Ltd. Class B (sub. vtg.)	82,400	828,758
		149,707,169

TOTAL MATERIALS		323,483,633

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	64,800	9,841,824
American Homes 4 Rent Class A	174,100	4,507,449
American Tower Corp.	126,217	28,626,016
Apartment Investment & Management Co. Class A	497,900	23,819,536
CoreSite Realty Corp.	269,442	27,949,219
Corporate Office Properties Trust (SBI)	198,000	5,017,320
CubeSmart	159,600	4,831,092
Digital Realty Trust, Inc. (b)	154,000	18,496,940
Empire State Realty Trust, Inc.	1,238,526	14,490,754
Equinix, Inc. (d)	36,400	20,849,920
Equity Commonwealth	579,900	18,243,654
Equity Lifestyle Properties, Inc.	65,300	4,461,949
Front Yard Residential Corp. Class B	504,000	6,390,720
Healthcare Trust of America, Inc.	880,360	27,414,410
Lexington Corporate Properties Trust	63,000	653,310
Medical Properties Trust, Inc.	1,308,730	27,653,465
Omega Healthcare Investors, Inc.	74,700	2,958,120
Outfront Media, Inc.	772,340	20,343,436
Potlatch Corp.	61,393	2,255,579
Prologis, Inc.	226,200	19,064,136
Public Storage	42,500	8,887,600
Sabra Health Care REIT, Inc.	1,247,400	24,386,670
Simon Property Group, Inc.	177,400	21,834,392
Store Capital Corp.	43,100	1,416,266
Weingarten Realty Investors (SBI)	729,100	19,634,663
Welltower, Inc.	116,200	8,694,084
Weyerhaeuser Co.	203,000	5,273,940
		377,996,464
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	25,000	184,730
CBRE Group, Inc. (a)	717,100	40,257,994
Cushman & Wakefield PLC (a)	339,800	6,180,962
Howard Hughes Corp. (a)	142,400	15,362,112
Nisshin Group Holdings Co.	64,700	272,333
		62,258,131

TOTAL REAL ESTATE		440,254,595

UTILITIES - 1.4%
Electric Utilities - 0.9%
Duke Energy Corp.	150,300	13,782,510
Edison International	207,000	13,908,330
Entergy Corp.	96,200	11,246,742
Evergy, Inc.	236,597	15,461,614
Exelon Corp.	1,521,766	65,603,332
NextEra Energy, Inc.	75,900	19,184,484
OGE Energy Corp.	519,300	19,785,330
PNM Resources, Inc.	411,200	19,359,296
PPL Corp.	825,000	24,758,250
Southern Co.	964,900	58,241,364
		261,331,252
Gas Utilities - 0.1%
Atmos Energy Corp.	17,500	1,806,875
Busan City Gas Co. Ltd.	54,716	1,496,778
China Resource Gas Group Ltd.	648,000	3,233,765
Enagas SA	50,598	1,312,899
Hokuriku Gas Co.	6,200	171,181
Keiyo Gas Co. Ltd.	3,000	83,219
Seoul City Gas Co. Ltd.	11,774	681,422
South Jersey Industries, Inc.	624,600	16,895,430
YESCO Co. Ltd.	22,407	639,075
		26,320,644
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP (b)	79,900	4,607,833
NRG Energy, Inc.	428,300	14,223,843
The AES Corp.	122,500	2,049,425
Vistra Energy Corp.	204,200	3,926,766
		24,807,867
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	198,900	4,578,678
Dominion Energy, Inc.	309,557	24,201,166
MDU Resources Group, Inc.	807,700	22,397,521
Public Service Enterprise Group, Inc.	92,900	4,766,699
Sempra Energy	110,200	15,403,756
		71,347,820

TOTAL UTILITIES		383,807,583

TOTAL COMMON STOCKS
(Cost $12,247,988,865)		12,449,549,659

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	57,200	3,258,103
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	592,750	22,483,689
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	580,492

TOTAL NONCONVERTIBLE PREFERRED STOCKS		23,064,181

TOTAL PREFERRED STOCKS
(Cost $29,285,495)		26,322,284

Equity Funds - 55.1%
Domestic Equity Funds - 4.4%
Fidelity Magellan Fund (g)	129,731,169	1,266,176,214
Large Blend Funds - 5.8%
Fidelity SAI U.S. Large Cap Index Fund (g)	66,579,776	1,055,289,453
Fidelity SAI U.S. Low Volatility Index Fund (g)	42,548,983	598,664,192

TOTAL LARGE BLEND FUNDS		1,653,953,645

Large Growth Funds - 33.3%
Fidelity Contrafund (g)	154,132,769	2,016,056,613
Fidelity Growth Company Fund (g)	121,053,000	2,539,691,941
Fidelity SAI U.S. Momentum Index Fund (g)	120,435,059	1,621,055,900
Fidelity SAI U.S. Quality Index Fund (g)	243,872,173	3,338,610,038

TOTAL LARGE GROWTH FUNDS		9,515,414,492

Large Value Funds - 9.2%
Fidelity Large Cap Value Enhanced Index Fund (g)	153,528,542	1,859,230,641
Fidelity SAI U.S. Value Index Fund (g)	82,778,781	767,359,301

TOTAL LARGE VALUE FUNDS		2,626,589,942

Small Blend Funds - 2.4%
Fidelity Small Cap Index Fund (g)	37,720,377	703,107,824
TOTAL EQUITY FUNDS
(Cost $15,693,536,683)		15,765,242,117

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.60% (h)	384,332,794	384,409,660
Fidelity Securities Lending Cash Central Fund 1.60% (h)(i)	232,985,984	233,009,282
TOTAL MONEY MARKET FUNDS
(Cost $617,415,180)		617,418,942
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $28,588,226,223)		28,858,533,002
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(250,655,886)
NET ASSETS - 100%		$28,607,877,116

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Equinix, Inc.	Chicago Board Options Exchange	58	$3,322,240	$700.00	6/19/20	$(36,830)
Procter & Gamble Co.	Chicago Board Options Exchange	252	2,853,396	125.00	3/20/20	(15,246)
Procter & Gamble Co.	Chicago Board Options Exchange	252	2,853,396	130.00	3/20/20	(4,662)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	353	3,194,297	130.00	4/17/20	(3,707)
TOTAL WRITTEN OPTIONS						$(60,445)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $12,223,329.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,472,068 or 0.1% of net assets.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,074,000 or 0.0% of net assets.

 (g) Affiliated Fund

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	5,005,075
Fidelity Securities Lending Cash Central Fund	1,585,625
Total	$6,590,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fid- elity Contra- fund	$1,541,982,376	$383,510,669	$--	$83,510,669	$--	$90,563,568	$2,016,056,613
Fid- elity Gro- wth Comp- any Fund	1,975,431,920	265,730,638	--	95,730,638	--	298,529,383	2,539,691,941
Fid- elity Large Cap Value Enhan- ced Index Fund	1,533,078,826	365,175,370	--	65,175,369	--	(39,023,555)	1,859,230,641
Fid- elity Mage- llan Fund	--	1,368,647,605	--	--	--	(102,471,391)	1,266,176,214
Fid- elity SAI U.S. Large Cap Index Fund	--	4,267,635,641	3,285,781,086	35,957,965	93,463,180	(20,028,282)	1,055,289,453
Fid- elity SAI U.S. Low Volat- ility Index Fund	563,638,676	23,676,101	--	23,676,101	--	11,349,415	598,664,192
Fid- elity SAI U.S. Mom- ent- um Index Fund	1,466,830,954	84,847,630	--	34,847,630	--	69,377,316	1,621,055,900
Fid- elity SAI U.S. Quality Index Fund	2,429,472,096	1,020,511,672	--	395,511,681	--	(111,373,730)	3,338,610,038
Fid- elity SAI U.S. Value Index Fund	550,613,983	218,177,713	--	18,177,712	--	(1,432,395)	767,359,301
Fid- elity Small Cap Index Fund	503,719,722	220,926,340	--	20,926,341	--	(21,538,238)	703,107,824
Fid- elity Total Market Index Fund	1,297,238,579	621,564,840	2,016,357,078	--	85,174,780	12,378,879	--
	$11,862,007,132	$8,840,404,219	$5,302,138,164	$773,514,106	$178,637,960	$186,330,970	$15,765,242,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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